UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund L.L.C.
         -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004

                            UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004



                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital....................    1

Statement of Operations ..................................................   2

Statements of Changes in Members' Capital ................................   3

Notes to Financial Statements ............................................   4

Schedule of Portfolio Investments ........................................  12

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2004

------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $308,327,561)                                   $342,081,889
Cash and cash equivalents                                                                    3,712,120
Due from broker                                                                             40,816,017
Unrealized gain on credit swaps                                                                149,226
Premium on credit swap                                                                          43,146
Receivables:
  Investments sold, not settled                                                             19,466,511
  Interest                                                                                   2,338,194
Other assets                                                                                    11,344
------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                               408,618,447
------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $26,810,766)                29,089,190
Unrealized loss on credit swaps                                                              3,454,878
Payables:
  Interest due on securities sold, not yet purchased                                           523,873
  Management fee                                                                               379,457
  Interest on credit swaps                                                                     251,794
  Investments purchased, not settled                                                           175,000
  Professional fees                                                                            153,240
  Administration fee                                                                            67,828
  Other                                                                                         35,642
------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                           34,130,902
------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                $374,487,545
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                 $346,317,293
Accumulated net unrealized appreciation on investments and credit swaps                     28,170,252
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                          $374,487,545
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                      $ 4,007,962
Interest                                                                         8,332,234
------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                         12,340,196
------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                   2,189,256
Interest                                                                         1,358,285
Interest on credit swaps                                                         1,161,169
Professional fees                                                                  186,737
Administration fee                                                                 178,581
Miscellaneous                                                                       88,660
------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                   5,162,688
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                            7,177,508
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
              FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                             27,584,219
Change in net unrealized appreciation/depreciation
              from investments and credit swaps                                 (9,192,724)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS              18,391,495
------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                       $25,569,003
------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

                                                                 MANAGER                   MEMBERS                   TOTAL
-----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                           $  1,762,867               $245,996,331            247,759,198

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                             94,815                  8,503,881              8,598,696
  Net realized gain from investments and credit swaps              240,994                 29,620,642             29,861,636
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                         285,057                 35,524,655             35,809,712
Incentive allocation                                            15,018,067                         --             15,018,067
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                15,638,933                 73,649,178             89,288,111
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  --                 37,372,222             37,372,222
  Members' withdrawals                                            (990,624)               (41,355,973)           (42,346,597)
  Offering costs                                                      (171)                   (26,186)               (26,357)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                        (990,795)                (4,009,937)            (5,000,732)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                         $ 16,411,005               $315,635,572           $332,046,577
-----------------------------------------------------------------------------------------------------------------------------

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                             65,717                  6,915,583              6,981,300
  Net realized gain from investments and credit swaps              194,556                 26,635,610             26,830,166
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                         (60,100)                (8,881,328)            (8,941,428)
Incentive allocation                                               698,965                         --                698,965
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                   899,138                 24,669,865             25,569,003
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  --                 31,880,751             31,880,751
  Members' withdrawals                                         (14,634,378)                  (364,615)           (14,998,993)
  Offering costs                                                       (67)                    (9,726)                (9,793)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                     (14,634,445)                31,506,410             16,871,965
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                              $ 2,675,698               $371,811,847           $374,487,545
-----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Willow Fund, L.L.C. (the "Fund") (formerly, UBS PW Willow Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the
         Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. The Fund commenced operations on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager") (formerly, PW Willow Management L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments.

         If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At June 30, 2004, no such securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.    INCOME TAXES (CONTINUED)

         is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3.    RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS Painewebber, Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2004, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2004 and the year ended December 31, 2003 was $698,965 and $15,018,067, respectively, and was defined as net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2004 or as of the year ended December 31, 2003, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the six months ended June 30, 2004 were $12,608.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   5.    SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended June 30, 2004 amounted to $135,780,602 and $124,840,693, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $3,082,088 and $0, respectively. Net realized loss resulting from short positions were $218,935 for the six months ended June 30, 2004.

         At June 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $28,170,252, consisting of $47,304,746 gross unrealized appreciation and $19,134,494 gross unrealized depreciation.

   6.    SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for the six months ended June 30, 2004.

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         For the six months ended June 30, 2004, the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         For one credit swap, the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the term of such swap. The Premium is reflected as Premium on Credit Swap on the Statement of Assets, Liabilities and Members' Capital. The Premium is amortized on a straight line basis over the term of the swap. The amortized amounts along with the accrued expense related to periodic payments are reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $5,790,769, included in due from broker on the Statement of Assets, Liabilities and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) from investments and credit swaps.

         During the six months ended June 30, 2004, the Fund did not trade any forward or futures contracts or engage in option transactions.

   8.    FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
   8.    FINANCIAL HIGHLIGHTS (Continued)

                                                                                                                      PERIOD FROM
                                                SIX MONTHS                                                            MAY 8, 2000
                                                  ENDED                                                            (COMMENCEMENT OF
                                                  JUNE 30                                                              OPERATIONS)
                                                   2004                       YEARS ENDED DECEMBER 31,              TO DECEMBER 31,
                                                (UNAUDITED)            2003             2002              2001            2000
                                                ----------             ----             ----              ----            ----
Ratio of net investment  income to average net
assets*****                                        4.05%*             3.34%            1.33%          7.32%****           6.97%*
Ratio  of  total   expenses   to  average  net
assets*****                                        2.91%*             3.44%            2.87%            3.17%             3.50%*
Portfolio turnover rate                           55.36%             69.13%          121.89%          104.34%           107.56%
Total return pre incentive allocation **           7.81%             34.03%          (4.70)%           14.90%             3.11%
Total return post incentive allocation ***         6.25%             27.22%          (4.70)%           11.92%             2.49%
Net asset value at end of period                $374,487,545    $332,046,577      $247,759,198      $213,080,175       $86,183,981

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         **** As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 4.62% to 7.32%. The ratio of net investment income to average net assets for the period prior to January 1, 2001 has not been restated to reflect this change in presentation.
         ***** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

       PAR                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (91.35%)
                    ----------------------------------
                    CORPORATE BONDS (34.67%)
                    ------------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (4.07%)
       16,771,000   Holley Performance Products, Series B, 12.25%, 09/15/07 (Callable 09/15/04 @
                    $104.08) *                                                                        $        15,233,602
                                                                                                      -------------------
                    COMPUTER SERVICES (3.61%)
       31,552,000   Metamor Worldwide, Inc., 2.94%, 08/15/04 (Convertible/Callable 08/15/04  @
                    $100.00) (a)                                                                               13,514,668
                                                                                                      -------------------
                    DIVERSIFIED OPERATIONS (3.60%)
        6,906,962   Westfed Holdings, 15.50%, 09/15/49 (a)                                                     13,468,576
                                                                                                      -------------------
                    ELECTRIC - INTEGRATED (4.83%)
        5,000,000   Northwestern Corp., 7.00%, 08/15/23                                                         4,950,000
        8,000,000   TXU Corp., 7.425%, 10/15/17 *, (a)                                                          5,046,640
       12,800,000   TXU Corp., 7.55%, 10/15/27 *, (a)                                                           8,074,624
                                                                                                      -------------------
                                                                                                               18,071,264
                                                                                                      -------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.03%)
       15,018,000   TXU Eastern Funding Co., 6.45%, 05/15/05 *, (a)                                             1,964,805
       14,500,000   TXU Eastern Funding Co., 6.75%, 05/15/09 *, (a)                                             1,897,035
                                                                                                      -------------------
                                                                                                                3,861,840
                                                                                                      -------------------
                    ELECTRONICS - MILITARY (0.13%)
       10,000,000   Condor Systems, Inc., Series B, 11.875%, 05/01/09 (Callable 05/01/05 @
                    $103.96) *, (a)                                                                               500,000
                                                                                                      -------------------
                    ENGINES - INTERNAL COMBUSTION (1.12%)
        6,000,000   Cummins, Inc., 5.65%, 03/01/98                                                              4,200,000
                                                                                                      -------------------
                    FOOD - WHOLESALE/DISTRIBUTORS (0.84%)
       10,000,000   Fleming Companies, Inc., 10.125%, 04/01/08 (Callable 04/01/05
                    @105.06) *, (a)                                                                             1,750,000
        8,000,000   Fleming Companies, Inc., 9.25%, 06/15/10 (Callable 6/15/06 @104.62) (a)                     1,380,000
                                                                                                      -------------------
                                                                                                                3,130,000
                                                                                                      -------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        3,000,000   Loewen Group International, 7.20%, 04/15/49 (b)                                                     0
        2,000,000   Loewen Group International, 7.50%, 04/15/49 (b)                                                     0
                                                                                                      -------------------
                                                                                                                        0
                                                                                                      -------------------
                    METAL PROCESSORS & FABRICATION (1.93%)
        9,000,000   Oxford Automotive, Inc., 12.00%, 10/15/10 *                                                 7,215,030
                                                                                                      -------------------
                    OIL COMPANIES - EXPLORATION AND PRODUCTION (0.00%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (Callable 10/01/04 @
                    $100.00) (a)                                                                                        0
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

       PAR                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (CONTINUED)
                    ---------------------------
                    PROTECTION - SAFETY (1.28%)
        8,000,000   Protection One Alarm, Series B, 8.125%, 01/15/09 *                                $         4,800,000
                                                                                                      -------------------
                    SATELLITE TELECOMMUNICATIONS (3.24%)
        8,000,000   Globalstar LP/Capital Corp., Sr. Notes, 10.75%, 11/01/04 (Callable 11/01/04
                    @ $100.00) *, (a)                                                                              40,000
       11,500,000   Globalstar LP/Capital Corp., Sr. Notes, 11.375%, 02/15/49 *, (a)                               57,500
        6,571,000   ICG Services Inc., 0.00%, 02/15/08                                                                  0
        3,333,000   ICG Services Inc., 0.00%, 05/01/08                                                                  0
        4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (Callable 07/15/04 @
                    $100.00) (a)                                                                                  480,975
        5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (Callable 07/15/04 @
                    $100.00) *, (a)                                                                               525,601
        4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (Callable 07/15/04 @
                    $100.00) *, (a)                                                                               446,265
        5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (Callable 07/15/04 @
                    $100.00) *, (a)                                                                               505,767
       20,000,000   Pegasus Satellite Communications, 11.25%, 01/15/10 (Callable 01/15/06 @
                    $105.62) *, (a)                                                                            10,066,600
                                                                                                      -------------------
                                                                                                               12,122,708
                                                                                                      -------------------
                    STEEL - PRODUCERS (2.30%)
       16,132,000   WCI Steel, Inc., Series B, 10.00%, 12/01/04, *, (a)                                         8,630,620
                                                                                                      -------------------
                    TELECOMMUNICATIONS EQUIPMENT (3.70%)
       10,000,000   Lucent Technologies, Inc., 6.50%, 01/15/28                                                  7,700,000
        8,000,000   Lucent Technologies, Inc., 6.45%, 03/15/29                                                  6,160,000
                                                                                                      -------------------
                                                                                                               13,860,000
                                                                                                      -------------------
                    TELEPHONE - INTEGRATED (2.43%)
        2,403,000   MCI, Inc., 5.908%, 05/01/07 (Callable 05/01/05 @ $102.45)                                   2,318,895
        2,403,000   MCI, Inc., 6.688%, 05/01/09 (Callable 05/01/06 @ $102.84)                                   2,234,790
        5,060,000   MCI, Inc., 7.735%, 05/01/14 (Callable 05/01/09 @ $103.37)                                   4,532,900
        6,200,000   Worldcom, Inc., Notes, 7.375%, 01/15/06 (a)                                                         0
        3,000,000   Worldcom, Inc., Notes, 7.50%, 05/15/11 (a)                                                          0
        5,000,000   Worldcom, Inc., Sr. Notes, 7.75%, 04/01/07 (a)                                                      0
        5,000,000   Worldcom, Inc., Sr. Notes, 7.75%, 04/01/27 (a)                                                      0
       21,000,000   Worldcom, Inc., 8.25%, 05/15/31 (a)                                                                 0
                                                                                                      -------------------
                                                                                                                9,086,585
                                                                                                      -------------------
                    TELEVISION (0.57%)
        4,450,000   Pegasus Communications, 9.625%, 10/15/05                                                    2,136,000
                                                                                                      -------------------
                    TOTAL CORPORATE BONDS (Cost $113,244,885)                                                 129,830,893
                                                                                                      -------------------
                    PIK BONDS (7.65%)
                    -----------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (2.15%)
        9,672,313   Abraxas Petroleum Corp., 12.50%, 05/01/07 (Callable 07/25/04 @ $98.58) *                    8,060,228
                                                                                                      -------------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

       PAR                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    PIK BONDS (CONTINUED)
                    ---------------------
                    TELECOMMUNICATIONS SERVICES (5.50%)
       21,607,359   Knology, Inc., 12.00%, 11/30/09 (Callable 11/07/04 @ $100.00) *                   $        20,598,944
                                                                                                      -------------------
                    TOTAL PIK BONDS (Cost $22,567,801)                                                         28,659,172
                                                                                                      -------------------
                    BANK LOANS (3.39%)
                    ------------------
       16,128,205   Birch Telecom Inc., 4.701%, 09/30/06 **                                                    12,660,641
           47,190   Viasystems, Inc. Assumed Lc Facility, 5.25%, 12/31/15                                          47,033
                                                                                                      -------------------
                    TOTAL BANK LOANS (Cost $12,812,194)                                                        12,707,674
                                                                                                      -------------------
                    LIQUIDATING BONDS (0.85%)
                    -------------------------
                    INDEPENDENT POWER PRODUCTION (0.71%)
       24,580,000   NRG Energy, Inc., 7.50, 06/15/07 (a)                                                          344,120
      165,420,000   NRG Energy, Inc., 8.625, 04/01/31 (a)                                                       2,315,880
                                                                                                      -------------------
                                                                                                                2,660,000
                                                                                                      -------------------
                    COSMETICS & TOILETRIES (0.14%)
       35,257,662   American Tissue, Inc. Series B, 12.50%, 07/15/06 (Callable 07/15/04 @
                    $106.62) * (a)                                                                                528,865
                                                                                                      -------------------
                    TOTAL LIQUIDATING BONDS (Cost $7,645,189)                                                   3,188,865
                                                                                                      -------------------
                    PROMISSORY NOTES (0.24%)
                    ------------------------
        2,204,148   Altamira Trust Promissory Note, 10.00%, 12/31/08 **                                           764,112
          640,747   Guilford Mills Promissory Note, 10.00%, 12/31/08 **                                           128,149
                                                                                                      -------------------
                    TOTAL PROMISSORY NOTES (Cost $1,299,257)                                                      892,261
                                                                                                      -------------------
                    REPURCHASE AGREEMENTS (33.31%)
                    ------------------------------
      124,754,000   PNC Financial Services Corp., 1.35%, Dated 06/30/2004, Due 07/01/2004,
                    Repurchase Price $124,758,678, Collateralized by $124,443,000 Fannie Mae
                    Discount Notes, 2.95%, Due 11/14/07 (Market Value $124,754,000)                           124,754,000
                                                                                                      -------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $124,754,000)                                           124,754,000
                                                                                                      -------------------

      SHARES
-------------------
                    COMMON STOCK (9.70%)
                    --------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.77%)
        1,289,399   ZiLOG, Inc. (b)                                                                            14,131,813
                                                                                                      -------------------
                    FINANCE - COMMERCIAL (0.02%)
          436,300   The FINOVA Group, Inc. (b)                                                                     65,445
                                                                                                      -------------------
                    FUNERAL SERVICES & RELATED ITEMS (1.17%)
          357,972   Alderwoods Group, Inc. (b)                                                                  4,367,258
                                                                                                      -------------------
                    MEDICAL - NURSING HOMES (0.57%)
          238,642   Sun Healthcare Group, Inc. (b)                                                              2,145,391
                                                                                                      -------------------
                    TELECOMMUNICATIONS SERVICES (2.97%)
          303,001   Arch Wireless, Inc.- Class A (b)                                                            8,632,508
          144,813   Birch Telecom,  Inc. (b)                                                                      144,813
          556,101   Call-Net Enterprises, Inc. - Class B (b)                                                    1,584,888

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

       PAR                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    TELECOMMUNICATIONS SERVICES (CONTINUED)
          154,351   Knology, Inc. *, (b)                                                              $           767,124
                                                                                                      -------------------
                                                                                                               11,129,333
                                                                                                      -------------------
                    TELEPHONE - INTEGRATED (1.20%)
          311,413   MCI, Inc. (b)                                                                               4,493,690
                                                                                                      -------------------
                    TOTAL COMMON STOCK (Cost $23,720,867)                                                      36,332,930
                                                                                                      -------------------
                    PREFERRED STOCKS (1.34%)
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.34%)
            6,835   ZiLOG Mod III, Inc. Series A & B (b)                                                        5,023,726
                                                                                                      -------------------
                    TOTAL PREFERRED STOCKS (Cost $2,283,368)                                                    5,023,725
                                                                                                      -------------------
                    AMERICAN DEPOSITORY RECEIPTS (0.18%)
                    ------------------------------------
                    TELECOMMUNICATIONS EQUIPMENT (0.18%)
           28,434   Marconi Corp. Plc (b)                                                                         692,368
                                                                                                      -------------------
                    TOTAL AMERICAN DEPOSITORY RECEIPTS (Cost $0)                                                  692,368
                                                                                                      -------------------
                    INVESTMENTS IN SECURITIES (Cost $308,327,561)                                             342,081,889
                                                                                                      -------------------

       PAR
-------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((7.77)%)
                    --------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((7.19)%)
                    -------------------------------------------------
                    CRUISE LINES ((0.89)%)
       (3,000,000)  Royal Caribbean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)                                    (3,335,010)
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED ((1.38)%)
       (5,000,000)  Pepco Holdings, Inc., Notes, 6.45%, 08/15/12 *, (b)                                        (5,158,350)
                                                                                                      ---------------------
                    ENGINES - INTERNAL COMBUSTION ((0.82)%)
       (3,000,000)  Cummins, Inc., Notes, 6.45%, 03/01/05 (b)                                                  (3,067,500)
                                                                                                      ---------------------
                    FOOD - RETAIL ((0.77)%)
       (1,000,000)  Pathmark Stores, Inc., 8.75%, 02/01/12 (Callable 02/01/07 @ $104.38) *, (b)                  (998,330)
       (2,000,000)  Winn-Dixie Stores, Inc., 8.875%, 04/01/08 (Callable 04/01/05 @ $104.44) (b)                (1,906,660)
                                                                                                      ---------------------
                                                                                                               (2,904,990)
                                                                                                      ---------------------
                    MACHINERY - CONSTRUCTION & MINING ((1.13)%)
       (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) *, (b)                (4,230,000)
                                                                                                      ---------------------
                    PAPER & RELATED PRODUCTS ((0.87)%)
       (3,000,000)  Louisiana Pacific Corp., Sr. Notes, 8.50%, 08/15/05 (b)                                    (3,249,990)
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

       PAR                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                    ---------------------------------------------------
                    RENTAL AUTO/EQUIPMENT ((1.33)%)
       (5,000,000)  Williams Scotsman, Inc., 9.875%, 06/01/07 *, (b)                                  $        (4,983,350)
                                                                                                      -------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(25,172,344))                        (26,929,190)
                                                                                                      -------------------
                    ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.58)%)
                    ---------------------------------------------------
                    CRUISE LINES ((0.58)%)
       (4,000,000)  Royal Caribbean Cruises, 0.00%, 02/02/21 (Convertible/Putable/Callable
                    02/02/05 @ $46.27) (b)                                                                     (2,160,000)
                                                                                                      -------------------
                    TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED (Cost $(1,638,422))                        (2,160,000)
                                                                                                      -------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(26,810,766))                               (29,089,190)
                                                                                                      -------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 83.58%                     312,992,699
                                                                                                      -------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 16.42%                                                 61,494,846
                                                                                                      -------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       374,487,545
                                                                                                      ===================

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $96,709,250 and ($15,370,030), respectively, which represented 25.82% and (4.10%), respectively, of net assets at June 30, 2004.
**  Variable rate security.  The rate shown is that in effect at June 30, 2004.
(a) Security is in default.
(b) Non-income producing securitiy

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2004

--------------------------------------------------------------------------------

CREDIT SWAPS


                                                        INTEREST    MATURITY                   UNREALIZED    UNREALIZED  % OF NET
SECURITY NAME                                             RATE        DATE          PAR           GAIN          LOSS      ASSETS
-------------                                           --------    --------     ----------    ----------   -----------  --------
Avnet, Inc.                                               5.15      10/02/07      5,000,000          --     $ (560,205)   (0.14)%
Black & Decker Corp.                                      0.85      03/07/06     10,000,000          --       (102,325)   (0.03)
Borgwarner, Inc.                                          1.45      09/25/06      5,000,000          --       (130,803)   (0.03)
Centex Corp.                                              1.18      06/20/07      5,000,000          --        (74,967)   (0.02)
Compaq Computer Corp. (c)                                 0.70      10/11/05      5,000,000          --        (33,860)   (0.01)
CVS Corp.                                                 1.15      10/09/07      5,000,000          --       (137,673)   (0.04)
Danaher Corp.                                             0.70      07/31/07      5,000,000          --        (58,435)   (0.02)
Darden Restaurants, Inc.                                  0.70      09/22/06     10,000,000          --        (97,784)   (0.03)
Deere & Co.                                               0.50      11/01/05     10,000,000          --        (43,428)   (0.01)
Eastman Kodak Co.                                         1.03      09/24/06     10,000,000      17,518              -     0.00
Equifax, Inc.                                             0.70      10/10/07     10,000,000          --       (139,802)   (0.04)
Federated Department Stores, Inc.                         0.77      06/12/06     10,000,000          --        (63,647)   (0.02)
FleetBoston Financial Corp.                               1.35      01/16/07      5,000,000          --       (142,989)   (0.04)
Ingersoll-Rand Co.                                        0.65      12/13/04     10,000,000          --        (11,442)   (0.00)
National Rural Utilities Cooperative Finance Corp.        2.00      10/03/07      5,000,000          --       (253,981)   (0.07)
National Rural Utilities Cooperative Finance Corp.        2.75      08/15/07      5,000,000          --       (355,516)   (0.09)
Northrop Grumman Corp.                                    1.65      10/23/05      5,000,000          --        (81,424)   (0.02)
Pitney Bowes, Inc.                                        0.44      10/17/05     10,000,000          --        (43,883)   (0.01)
Republic of Korea                                         1.33      09/25/06     10,000,000          --       (208,527)   (0.06)
Rohm & Haas Co.                                           0.73      12/26/04     10,000,000          --        (27,083)   (0.01)
Textron, Inc.                                             1.48      10/10/07      5,000,000          --       (182,970)   (0.05)
The Boeing Co.                                            0.82      09/25/06     10,000,000          --       (118,637)   (0.03)
The PMI Group, Inc.                                       1.55      09/23/07      5,000,000          --       (174,438)   (0.05)
The Sherwin-Williams Co.                                  0.90      02/05/07     10,000,000          --       (171,095)   (0.05)
Toys "R" Us, Inc.                                         0.85      06/12/06     10,000,000     131,708              -     0.04
Visteon Corp.                                             3.22      03/20/08      5,000,000          --       (194,190)   (0.05)
Vulcan Materials Co.                                      0.50      09/15/05     10,000,000          --        (45,774)   (0.01)
                                                                                               ---------------------------------
Total credit swaps                                                                             $149,226     $(3,454,878)  (0.89)
                                                                                               ========     ============  ======

(c) Premium payment made at inception of swap.

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2004

--------------------------------------------------------------------------------

144A REGISTERED SECURITIES


                                                                                                MARKET
                                                                  ACQUISITION     COST PER      VALUE
SECURITY NAME                                                        DATE           UNIT       PER UNIT
-------------                                                      ----------     --------     --------
LONG SECURITIES
---------------
Holley Performance Products, Series B, 12.25%, 09/15/07            11/14/2003     $ 61.82      $ 90.83
TXU Corp., 7.425%, 10/15/17                                          3/3/2003       44.88        63.08
TXU Corp., 7.55%, 10/15/27                                          3/13/2003       53.87        63.08
TXU Eastern Funding Co., 6.45%, 05/15/05                            2/28/2003        7.13        13.08
TXU Eastern Funding Co., 6.75%, 05/15/09                            2/28/2003        8.54        13.08
Condor Systems, Inc., 11.875%, 05/01/09                             3/13/2001           -         5.00
Fleming Companies, Inc., 10.125%, 04/01/08                          6/24/2004       17.56        17.50
Oxford Automotive, Inc., 12.00%, 10/15/10                           2/25/2004       76.03        80.17
Protection One Alarm, 8.125%, 01/15/09                               2/7/2001       67.06        60.00
Globalstar LP/ Capital Corp., Sr. Notes, 11.375%, 02/15/49          5/30/2001        7.55         0.50
Globalstar LP/ Capital Corp., Sr. Notes, 10.75%, 11/01/04           5/24/2001        6.69         0.50
Iridium, L.L.C./ Capital Corp., 11.25%, 07/15/05                     8/7/2001        5.42         9.92
Iridium, L.L.C./ Capital Corp., 13.00%, 07/15/05                     8/1/2001        5.13         9.92
Iridium, L.L.C./ Capital Corp., 14.00%, 07/15/05                    8/22/2001        6.60         9.92
Pegasus Satellite Communications, 11.25%, 01/15/10                  5/26/2004       49.15        50.33
WCI Steel, Inc., Series B, 10.00%, 12/01/04                         4/29/2004       51.75        53.50
Abraxas Petroleum Corp., 12.50%, 05/01/07                          12/18/2003       78.03        83.33
Knology, Inc., 12.00%, 11/30/09                                     11/7/2002       69.52        95.33
American Tissue, Inc. Series B, 12.50%, 07/15/06                   09/06/2001        0.14         0.02
Knology, Inc.                                                      12/18/2003        0.10         4.97

SHORT SECURITIES
----------------
Pepco Holdings, Inc., Notes, 6.45%, 08/15/12                        7/18/2003      107.03       103.17
Pathmark Stores, Inc., 8.75%, 02/01/12                              2/26/2003       92.58        99.83
JLG Industries, Inc., 8.375%, 06/15/12                               1/9/2003       86.02       105.75
Williams Scotsman, Inc., 9.875%, 06/01/07                           6/13/2000       91.34        99.67

    The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies and on or after August 31, 2004 its Funds proxy voting record for the most recent twelve month period ended June30 is available (i) without charge upon request by calling the Alternative Investment Group at 800-486-2608 or (ii) on the Securities and Exchange Commissions website at www.sec.gov.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Willow Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.